Business Segment Information	12 Months Ended
May 31, 2014
Business Segment Information [Abstract]
Business Segment Information

NOTE 14: BUSINESS SEGMENT INFORMATION

FedEx Express, FedEx Ground and FedEx Freight represent our major service lines and, along with FedEx Services, form the core of our reportable segments. Our reportable segments include the following businesses:

FedEx Express Segment	FedEx Express (express transportation)
FedEx Trade Networks (air and ocean freight forwarding and customs brokerage)
FedEx SupplyChain Systems (logistics services)

FedEx Ground Segment	FedEx Ground (small-package ground delivery)
FedEx SmartPost (small-parcel consolidator)

FedEx Freight Segment	FedEx Freight (LTL freight transportation)
FedEx Custom Critical (time-critical transportation)

FedEx Services Segment	FedEx Services (sales, marketing, information technology,
communications and back-office functions)
FedEx TechConnect (customer service, technical support, billings and collections)
FedEx Office (document and business services and package
acceptance)

FedEx Services Segment

The FedEx Services segment operates combined sales, marketing, administrative and information technology functions in shared services operations that support our transportation businesses and allow us to obtain synergies from the combination of these functions. For the international regions of FedEx Express, some of these functions are performed on a regional basis by FedEx Express and reported in the FedEx Express segment in their natural expense line items. The FedEx Services segment includes: FedEx Services, which provides sales, marketing, information technology, communications and certain back-office support to our other companies; FedEx TechConnect, which is responsible for customer service, technical support, billings and collections for U.S. customers of our major business units; and FedEx Office, which provides an array of document and business services and retail access to our customers for our package transportation businesses.

The FedEx Services segment provides direct and indirect support to our transportation businesses, and we allocate all of the net operating costs of the FedEx Services segment (including the net operating results of FedEx Office) to reflect the full cost of operating our transportation businesses in the results of those segments. Within the FedEx Services segment allocation, the net operating results of FedEx Office, which are an immaterial component of our allocations, are allocated to FedEx Express and FedEx Ground. We review and evaluate the performance of our transportation segments based on operating income (inclusive of FedEx Services segment allocations). For the FedEx Services segment, performance is evaluated based on the impact of its total allocated net operating costs on our transportation segments.

Operating expenses for each of our transportation segments include the allocations from the FedEx Services segment to the respective transportation segments. These allocations also include charges and credits for administrative services provided between operating companies. The allocations of net operating costs are based on metrics such as relative revenues or estimated services provided. We believe these allocations approximate the net cost of providing these functions and our allocation methodologies are refined as necessary to reflect changes in our businesses.

We ceased allocating to our transportation segments the costs associated with our corporate headquarters division. These costs included services related to general oversight functions, including executive officers and certain legal and finance functions. This change allows for additional transparency and improved management of our corporate oversight costs. These costs are included in “Corporate, eliminations and other” in our segment reporting and reconciliations. Prior year amounts have been revised to conform to the current year segment presentation. This change did not impact our condensed consolidated financial statements included in Note 21.

Other Intersegment Transactions

Certain FedEx operating companies provide transportation and related services for other FedEx companies outside their reportable segment. Billings for such services are based on negotiated rates, which we believe approximate fair value, and are reflected as revenues of the billing segment. These rates are adjusted from time to time based on market conditions. Such intersegment revenues and expenses are eliminated in our consolidated results and are not separately identified in the following segment information, because the amounts are not material.

The following table provides a reconciliation of reportable segment revenues, depreciation and amortization, operating income and segment assets to consolidated financial statement totals for the years ended or as of May 31 (in millions):

	FedEx Express Segment(1)	FedEx Ground Segment(2)	FedEx Freight Segment(3)	FedEx Services Segment	Corporate, eliminations and other	Consolidated Total

Revenues
2014	$27,121	$11,617	$5,757	$1,536	$(464)	$45,567
2013	27,171	10,578	5,401	1,580	(443)	44,287
2012	26,515	9,573	5,282	1,671	(361)	42,680
Depreciation and amortization
2014	$1,488	$468	$231	$399	$1	$2,587
2013	1,350	434	217	384	1	2,386
2012	1,169	389	185	369	1	2,113
Operating income
2014	$1,301	$2,010	$345	$-	$(210)	$3,446
2013	700	1,842	236	-	(227)	2,551
2012	1,401	1,813	189	-	(217)	3,186
Segment assets(4)
2014	$19,901	$8,466	$3,216	$5,186	$(3,699)	$33,070
2013	18,935	7,353	2,953	4,879	(553)	33,567
2012	17,981	6,154	2,807	4,546	(1,585)	29,903

(1)	FedEx Express segment 2013 operating expenses include $405 million of direct and allocated business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines. FedEx Express segment 2012 operating expenses include an impairment charge of $134 million resulting from the decision to retire 24 aircraft and related engines and a reversal of a $66 million legal reserve that was initially recorded in 2011.
(2)	FedEx Ground segment 2013 operating expenses include $105 million of allocated business realignment costs.
(3)	FedEx Freight segment 2013 operating expenses include $50 million in direct and allocated business realignment costs.
(4)	Segment assets include intercompany receivables.

The following table provides a reconciliation of reportable segment capital expenditures to consolidated totals for the years ended May 31 (in millions):

	FedEx Express Segment	FedEx Ground Segment	FedEx Freight Segment	FedEx Services Segment	Other	Consolidated Total

2014	$1,994	$850	$325	$363	$1	$3,533
2013	2,067	555	326	424	3	3,375
2012	2,689	536	340	437	5	4,007

The following table presents revenue by service type and geographic information for the years ended or as of May 31 (in millions):

REVENUE BY SERVICE TYPE
	2014	2013	2012
FedEx Express segment:
Package:
U.S. overnight box	$6,555	$6,513	$6,546
U.S. overnight envelope	1,636	1,705	1,747
U.S. deferred	3,188	3,020	3,001
Total U.S. domestic package revenue	11,379	11,238	11,294
International priority	6,451	6,586	6,849
International economy	2,229	2,046	1,859
Total international export package revenue	8,680	8,632	8,708
International domestic(1)	1,446	1,398	853
Total package revenue	21,505	21,268	20,855

Freight:
U.S.	2,355	2,562	2,498
International priority	1,594	1,678	1,827
International airfreight	205	276	307
Total freight revenue	4,154	4,516	4,632
Other(2)	1,462	1,387	1,028
Total FedEx Express segment	27,121	27,171	26,515

FedEx Ground segment:
FedEx Ground	10,634	9,652	8,791
FedEx SmartPost	983	926	782
Total FedEx Ground segment	11,617	10,578	9,573

FedEx Freight segment	5,757	5,401	5,282
FedEx Services segment	1,536	1,580	1,671
Other and eliminations	(464)	(443)	(361)
	$45,567	$44,287	$42,680

GEOGRAPHICAL INFORMATION(3)
Revenues:
U.S.	$32,901	$31,550	$29,837
International:
FedEx Express segment	12,274	12,357	12,370
FedEx Ground segment	248	234	216
FedEx Freight segment	130	112	101
FedEx Services segment	14	34	156
Total international revenue	12,666	12,737	12,843
	$45,567	$44,287	$42,680
Noncurrent assets:
U.S.	$20,658	$19,637	$18,874
International	2,729	2,656	1,973
	$23,387	$22,293	$20,847

(1)	International domestic revenues represent our international intra-country express operations, including countries such as Mexico and Brazil.
(2)	Includes FedEx Trade Networks and FedEx SupplyChain Systems.
(3)	International revenue includes shipments that either originate in or are destined to locations outside the United States. Noncurrent assets include property and equipment, goodwill and other long-term assets. Our flight equipment is registered in the U.S. and is included as U.S. assets; however, many of our aircraft operate internationally.